(Wells Fargo Emerging Markets Bond Fund)
Investment Objective
The Fund seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index (the "Index"), before fees and expenses.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Emerging Markets Bond Fund)	Wells Fargo Emerging Markets Bond Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Emerging Markets Bond Fund)	Wells Fargo Emerging Markets Bond Fund
Management Fees	0.25%	[1]
Distribution (12b-1) Fees	none
Other Expenses	11.31%	[2]
Total Annual Fund Operating Expenses	11.56%
Fee Waivers	(11.56%)
Total Annual Fund Operating Expenses After Fee Waivers	none	[3]
[1]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[3]	The Manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date , the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Emerging Markets Bond Fund)	1 Year	3 Years	5 Years	10 Years
Wells Fargo Emerging Markets Bond Fund | USD ($)	none	2,271	4,254	8,179

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a feeder fund that invests substantially all of its assets in the Wells Fargo Emerging Markets Bond Portfolio (the "Master Portfolio"), a master portfolio with an identical investment objective that invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of fixed income securities issued by emerging market issuers designed to replicate the performance of the Index.
The Master Portfolio generally invests its assets in a broadly diversified collection of fixed income securities that, in the aggregate, approximates the Index in terms of key risk factors and other characteristics. The Index is designed to measure the performance of publicly issued U.S. dollar-denominated government bonds issued by governmental and quasi-governmental entities. The Index deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries and rebalances monthly. The Index may be comprised of government bonds of any quality. To be considered for inclusion in the Index, these securities must have at least 2.5 years until maturity to be considered for inclusion and at least 1 year until maturity to remain in the Index.
The Master Portfolio may invest up to 20% of its assets in instruments that are not fixed income securities, but which the Master Portfolio's portfolio managers believe are highly correlated to the Index (such as futures and other derivatives) for the purpose of managing ongoing cash flows.
Rather than purchase every security in the Index, the Master Portfolio uses an optimization process which seeks to balance the replication of index performance with the minimization of security transaction costs. Using a stratified sampling technique, securities are selected and purchased in order to construct a portfolio that exhibits characteristics and performance of the Index, without incurring the transaction costs associated with purchasing every security in the Index.
A precise duplication of the Index would mean that the net asset value ("NAV") of Master Portfolio shares, including income and capital gains, would increase or decrease in exact proportion to changes in the Index. Such an exact replication is not feasible. The Master Portfolio's ability to replicate the performance of the Index may be affected by, among other things, its sampling technique, transaction costs and shareholder purchases and redemptions. The Master Portfolio's portfolio managers continually monitor the performance and composition of the Index and adjust the Master Portfolio's holdings as necessary to reflect any changes to the Index.
Under normal circumstances, the Master Portfolio is expected to concentrate its investments in an industry to approximately the same extent that the Index is concentrated in such industry. The components of the Index may change over time and the Index may or may not be concentrated in an industry at any particular time.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
Passive Management Risk. A Fund that is managed with a passive investment strategy attempts to track the performance of an unmanaged index of securities, regardless of the current or projected performance of such index or of the actual securities included in the index. As a result, the Fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Calendar Year Total Returns as of 12/31 each year

Highest Quarter: 3rd Quarter 2018	+2.26%
Lowest Quarter: 2nd Quarter 2018	-3.47%

Year-to-date total return as of 3/31/2019 is +6.83%

Average Annual Total Returns for the periods ended 12/31/2018
Average Annual Total Returns - (Wells Fargo Emerging Markets Bond Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception [1]
Wells Fargo Emerging Markets Bond Fund	Aug. 03, 2017	(3.94%)		(1.35%)
Wells Fargo Emerging Markets Bond Fund | (after taxes on distributions)	Aug. 03, 2017	(5.45%)		(3.13%)
Wells Fargo Emerging Markets Bond Fund | (after taxes on distributions and the sale of Fund Shares)	Aug. 03, 2017	(2.34%)		(1.78%)
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)		(4.26%)		(1.40%)
JPMorgan EMBI Global Index (reflects no deduction for fees, expenses, or taxes)		(4.61%)		(2.14%)
[1]	Performance Since 8/3/2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Factor Enhanced Emerging Markets Fund)
Investment Objective
The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net) (the "Index"), before fees and expenses.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Factor Enhanced Emerging Markets Fund)	Wells Fargo Factor Enhanced Emerging Markets Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Factor Enhanced Emerging Markets Fund)	Wells Fargo Factor Enhanced Emerging Markets Fund
Management Fees	0.15%	[1]
Distribution (12b-1) Fees	none
Other Expenses	13.27%	[2]
Total Annual Fund Operating Expenses	13.42%
Fee Waivers	(13.42%)
Total Annual Fund Operating Expenses After Fee Waivers	none	[3]
[1]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[3]	The Manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date , the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Factor Enhanced Emerging Markets Fund)	1 Year	3 Years	5 Years	10 Years
Wells Fargo Factor Enhanced Emerging Markets Fund | USD ($)	none	2,586	4,755	8,767

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a feeder fund that invests substantially all of its assets in the Wells Fargo Factor Enhanced Emerging Markets Portfolio (the "Master Portfolio"), a master portfolio with an identical investment objective that invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of emerging market issuers of any market capitalization designed to replicate the performance of the Index.
The Master Portfolio generally invests its assets in equity securities that are included in the Index or correlated with Index constituents for the purpose of market access. This rules-based proprietary index is designed to deliver exposure to common stocks of emerging market issuers (which are defined as constituents of the Wells Fargo Emerging Markets Equity Index), and is constructed to provide exposure to factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The process to construct the Index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The Index has approximately 1,200 constituents and is expected to rebalance quarterly.
The Master Portfolio may invest up to 20% of its assets in index futures for the purpose of managing ongoing cash flows or participation notes for the purpose of market access.
The Master Portfolio will generally attempt to fully replicate the Index. However it may, at the portfolio managers' discretion, rely on statistical sampling techniques to select securities in order to construct a portfolio that exhibits characteristics and performance of the Index, without incurring the transaction costs associated with purchasing every security in the Index.
A precise duplication of the Index would mean that the net asset value ("NAV") of Master Portfolio shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the Index. Such an exact replication is not feasible. The Master Portfolio's ability to track the performance of the Index may be affected by, among other things, transaction costs, shareholder purchases and redemptions, sampling techniques (if used), and investments in index futures that track broad-based market indexes. The Master Portfolio's portfolio managers continually monitor the performance and composition of the Index and adjust the Master Portfolio's holdings as necessary to reflect any changes to the Index.
Under normal circumstances, the Master Portfolio is expected to concentrate its investments in an industry to approximately the same extent that the Index is concentrated in such industry. The components of the Index may change over time and the Index may or may not be concentrated in an industry at any particular time.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
Participation Notes Risk. The performance results of participation notes, which are a type of derivative, will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses. The transaction price of participation notes may not equal the underlying value of the securities of the foreign companies or foreign securities markets whose performance they seek to replicate.
Passive Management Risk. A Fund that is managed with a passive investment strategy attempts to track the performance of an unmanaged index of securities, regardless of the current or projected performance of such index or of the actual securities included in the index. As a result, the Fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Calendar Year Total Returns as of 12/31 each year

Highest Quarter: 1st Quarter 2018	+1.42%
Lowest Quarter: 2nd Quarter 2018	-10.26%

Year-to-date total return as of 3/31/2019 is +5.29%

Average Annual Total Returns for the periods ended 12/31/2018
Average Annual Total Returns - (Wells Fargo Factor Enhanced Emerging Markets Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception [1]
Wells Fargo Factor Enhanced Emerging Markets Fund	Aug. 03, 2017	(13.69%)		(5.83%)
Wells Fargo Factor Enhanced Emerging Markets Fund | (after taxes on distributions)	Aug. 03, 2017	(13.85%)		(6.13%)
Wells Fargo Factor Enhanced Emerging Markets Fund | (after taxes on distributions and the sale of Fund Shares)	Aug. 03, 2017	(8.06%)		(4.52%)
Wells Fargo Factor Enhanced Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)		(13.60%)		(5.22%)
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)		(14.57%)		(4.56%)
[1]	Performance Since 8/3/2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Factor Enhanced International Fund)
Investment Objective
The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net) (the "Index"), before fees and expenses.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Factor Enhanced International Fund)	Wells Fargo Factor Enhanced International Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Factor Enhanced International Fund)	Wells Fargo Factor Enhanced International Fund
Management Fees	0.15%	[1]
Distribution (12b-1) Fees	none
Other Expenses	11.99%	[2]
Total Annual Fund Operating Expenses	12.14%
Fee Waivers	(12.14%)
Total Annual Fund Operating Expenses After Fee Waivers	none	[3]
[1]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[3]	The Manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date , the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Factor Enhanced International Fund)	1 Year	3 Years	5 Years	10 Years
Wells Fargo Factor Enhanced International Fund | USD ($)	none	2,371	4,415	8,377

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a feeder fund that invests substantially all of its assets in the Wells Fargo Factor Enhanced International Portfolio (the "Master Portfolio"), a master portfolio with an identical investment objective that invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities designed to replicate the performance of the Index.
The Master Portfolio generally invests its assets in the equity securities that are included in the Index or correlated with Index constituents for the purpose of market access. This rules-based proprietary index is designed to deliver exposure to equity securities of foreign issuers in developed markets (which are defined as constituents of the Wells Fargo Developed Markets Ex USA Equity Index), and is constructed to provide exposure to factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, size, and low volatility. The process to construct the Index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The Index has approximately 1,100 constituents and is expected to rebalance quarterly.
The Master Portfolio may invest up to 20% of its assets in index futures for the purpose of managing ongoing cash flows.
The Master Portfolio will generally attempt to fully replicate the Index. However it may, at the portfolio managers' discretion, rely on statistical sampling techniques to select securities in order to construct a portfolio that exhibits characteristics and performance of the Index, without incurring the transaction costs associated with purchasing every security in the Index. A precise duplication of the Index would mean that the net asset value ("NAV") of Master Portfolio shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the Index. Such an exact replication is not feasible. The Master Portfolio's ability to track the performance of the Index may be affected by, among other things, transaction costs, shareholder purchases and redemptions, sampling techniques (if used), and investments in index futures that track broad-based market indexes. The Master Portfolio's portfolio managers continually monitor the performance and composition of the Index and adjust the Master Portfolio's holdings as necessary to reflect any changes to the Index.
Under normal circumstances, the Master Portfolio is expected to concentrate its investments in an industry to approximately the same extent that the Index is concentrated in such industry. The components of the Index may change over time and the Index may or may not be concentrated in an industry at any particular time.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
Passive Management Risk. A Fund that is managed with a passive investment strategy attempts to track the performance of an unmanaged index of securities, regardless of the current or projected performance of such index or of the actual securities included in the index. As a result, the Fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Calendar Year Total Returns as of 12/31 each year

Highest Quarter: 3rd Quarter 2018	+1.53%
Lowest Quarter: 4th Quarter 2018	-12.11%

Year-to-date total return as of 3/31/2019 is +9.94%

Average Annual Total Returns for the periods ended 12/31/2018
Average Annual Total Returns - (Wells Fargo Factor Enhanced International Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception [1]
Wells Fargo Factor Enhanced International Fund	Aug. 03, 2017	(11.36%)		(4.45%)
Wells Fargo Factor Enhanced International Fund | (after taxes on distributions)	Aug. 03, 2017	(11.54%)		(4.66%)
Wells Fargo Factor Enhanced International Fund | (after taxes on distributions and the sale of Fund Shares)	Aug. 03, 2017	(6.61%)		(3.38%)
Wells Fargo Factor Enhanced International Index Net (reflects no deduction for fees, expenses, or taxes)		(11.66%)		(4.50%)
MSCI World ex-USA Index (Net) (reflects no deduction for fees, expenses, or taxes)		(14.09%)		(6.46%)
[1]	Performance Since 8/3/2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Factor Enhanced Large Cap Fund)
Investment Objective
The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index (the "Index"), before fees and expenses.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Factor Enhanced Large Cap Fund)	Wells Fargo Factor Enhanced Large Cap Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Factor Enhanced Large Cap Fund)	Wells Fargo Factor Enhanced Large Cap Fund
Management Fees	0.10%	[1]
Distribution (12b-1) Fees	none
Other Expenses	11.77%	[2]
Total Annual Fund Operating Expenses	11.87%
Fee Waivers	(11.87%)
Total Annual Fund Operating Expenses After Fee Waivers	none	[3]
[1]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[3]	The Manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date , the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Factor Enhanced Large Cap Fund)	1 Year	3 Years	5 Years	10 Years
Wells Fargo Factor Enhanced Large Cap Fund | USD ($)	none	2,324	4,340	8,286

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a feeder fund that invests substantially all of its assets in the Wells Fargo Factor Enhanced Large Cap Portfolio (the "Master Portfolio), a master portfolio with an identical investment objective that invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of large capitalization companies designed to replicate the performance of the Index.
The Master Portfolio generally invests its assets in equity securities that are included in the Index. This rules-based proprietary index is designed to deliver exposure to equity securities of large capitalization U.S. issuers (which are defined as constituents of the Wells Fargo Large Cap USA Equity Index, an index whose constituents had market capitalizations ranging from $2.226 billion to $923 billion as of May 31, 2018), and is constructed to provide exposure to factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The process to construct the Index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The Index has approximately 800 constituents and is expected to rebalance semi-annually.
The Master Portfolio may invest up to 20% of its assets in instruments not included in the Index, but which its portfolio managers believe are highly correlated to the Index (such as index futures) for the purpose of managing ongoing cash flows.
The Master Portfolio will generally attempt to fully replicate the Index. However it may, at the portfolio managers' discretion, rely on statistical sampling techniques to select securities in order to construct a portfolio that exhibits characteristics and performance of the Index, without incurring the transaction costs associated with purchasing every security in the Index. A precise duplication of the Index would mean that the net asset value ("NAV") of Master Portfolio shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the Index. Such an exact replication is not feasible. The Master Portfolio's ability to track the performance of the Index may be affected by, among other things, transaction costs, shareholder purchases and redemptions, sampling techniques (if used), and investments in index futures that may not perfectly track the Index. The Master Portfolio's portfolio managers continually monitor the performance and composition of the Index and adjust the Master Portfolio's holdings as necessary to reflect any changes to the Index.
Under normal circumstances, the Master Portfolio is expected to concentrate its investments in an industry to approximately the same extent that the Index is concentrated in such industry. The components of the Index may change over time and the Index may or may not be concentrated in an industry at any particular time.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
Passive Management Risk. A Fund that is managed with a passive investment strategy attempts to track the performance of an unmanaged index of securities, regardless of the current or projected performance of such index or of the actual securities included in the index. As a result, the Fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Calendar Year Total Returns as of 12/31 each year

Highest Quarter: 3rd Quarter 2018	+7.25%
Lowest Quarter: 4th Quarter 2018	-10.62%

Year-to-date total return as of 3/31/2019 is +12.95%

Average Annual Total Returns for the periods ended 12/31/2018
Average Annual Total Returns - (Wells Fargo Factor Enhanced Large Cap Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception [1]
Wells Fargo Factor Enhanced Large Cap Fund	Aug. 03, 2017	(3.25%)		3.54%
Wells Fargo Factor Enhanced Large Cap Fund | (after taxes on distributions)	Aug. 03, 2017	(3.51%)		3.25%
Wells Fargo Factor Enhanced Large Cap Fund | (after taxes on distributions and the sale of Fund Shares)	Aug. 03, 2017	(1.80%)		2.68%
Wells Fargo Factor Enhanced Large Cap Index (reflects no deduction for fees, expenses, or taxes)		(3.44%)		3.72%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)		(4.78%)		2.76%
[1]	Performance Since 8/3/2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Factor Enhanced Small Cap Fund)
Investment Objective
The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index (the "Index"), before fees and expenses.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Factor Enhanced Small Cap Fund)	Wells Fargo Factor Enhanced Small Cap Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Factor Enhanced Small Cap Fund)	Wells Fargo Factor Enhanced Small Cap Fund
Management Fees	0.15%	[1]
Distribution (12b-1) Fees	none
Other Expenses	12.43%	[2]
Total Annual Fund Operating Expenses	12.58%
Fee Waivers	(12.58%)
Total Annual Fund Operating Expenses After Fee Waivers	none	[3]
[1]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[3]	The Manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date , the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Factor Enhanced Small Cap Fund)	1 Year	3 Years	5 Years	10 Years
Wells Fargo Factor Enhanced Small Cap Fund | USD ($)	none	2,445	4,534	8,518

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a feeder fund that invests substantially all of its assets in the Wells Fargo Factor Enhanced Small Cap Portfolio (the "Master Portfolio"), a master portfolio that invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small capitalization companies designed to replicate the performance of the Index.
The Master Portfolio generally invests its assets in equity securities, including publicly traded real estate investment trusts ("REITs"), that are included in the Index. This rules-based proprietary index is designed to deliver exposure to equity securities of small capitalization U.S. issuers (which are defined as constituents of the Wells Fargo Small Cap USA Equity Index, an index whose constituents had market capitalizations ranging from approximately $113 million to $4.725 billion as of May 31, 2018), and is constructed to provide exposure to factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The process to construct the Index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The Index has approximately 1,600 constituents and is expected to rebalance semi-annually.
The Master Portfolio may invest up to 20% of its assets in instruments not included in the Index, but which its portfolio managers believe are highly correlated to the Index (such as index futures) for the purpose of managing ongoing cash flows.
The Master Portfolio will generally attempt to fully replicate the Index. However it may, at the portfolio managers' discretion, rely on statistical sampling techniques to select securities in order to construct a portfolio that exhibits characteristics and performance of the Index, without incurring the transaction costs associated with purchasing every security in the Index. A precise duplication of the Index would mean that the net asset value ("NAV") of Master Portfolio shares, including income and capital gains, would increase or decrease in exact proportion to changes in the Index. Such an exact replication is not feasible. The Master Portfolio's ability to track the performance of the Index may be affected by, among other things, transaction costs, shareholder purchases and redemptions, sampling techniques (if used), and investments in index futures that may not perfectly track the Index. The Master Portfolio's portfolio managers continually monitor the performance and composition of the Index and adjust the Master Portfolio's holdings as necessary to reflect any changes to the Index.
Under normal circumstances, the Master Portfolio is expected to concentrate its investments in an industry to approximately the same extent that the Index is concentrated in such industry. The components of the Index may change over time and the Index may or may not be concentrated in an industry at any particular time.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
Passive Management Risk. A Fund that is managed with a passive investment strategy attempts to track the performance of an unmanaged index of securities, regardless of the current or projected performance of such index or of the actual securities included in the index. As a result, the Fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.
Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Calendar Year Total Returns as of 12/31 each year

Highest Quarter: 2nd Quarter 2018	+9.44%
Lowest Quarter: 4th Quarter 2018	-18.90%

Year-to-date total return as of 3/31/2019 is +12.77%

Average Annual Total Returns for the periods ended 12/31/2018
Average Annual Total Returns - (Wells Fargo Factor Enhanced Small Cap Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception [1]
Wells Fargo Factor Enhanced Small Cap Fund	Aug. 03, 2017	(8.96%)		(0.60%)
Wells Fargo Factor Enhanced Small Cap Fund | (after taxes on distributions)	Aug. 03, 2017	(9.22%)		(0.86%)
Wells Fargo Factor Enhanced Small Cap Fund | (after taxes on distributions and the sale of Fund Shares)	Aug. 03, 2017	(5.23%)		(0.50%)
Wells Fargo Factor Enhanced Small Cap Index (reflects no deduction for fees, expenses, or taxes)		(9.67%)		(0.75%)
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)		(11.01%)		(1.56%)
[1]	Performance Since 8/3/2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo High Yield Corporate Bond Fund)
Investment Objective
The Fund seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index (the "Index"), before fees and expenses.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo High Yield Corporate Bond Fund)	Wells Fargo High Yield Corporate Bond Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo High Yield Corporate Bond Fund)	Wells Fargo High Yield Corporate Bond Fund
Management Fees	0.25%	[1]
Distribution (12b-1) Fees	none
Other Expenses	11.43%	[2]
Total Annual Fund Operating Expenses	11.68%
Fee Waivers	(11.68%)
Total Annual Fund Operating Expenses After Fee Waivers	none	[3]
[1]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[3]	The Manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date , the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a feeder fund that invests substantially all of its assets in the Wells Fargo High Yield Corporate Bond Portfolio (the "Master Portfolio"), a master portfolio with an identical investment objective that invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of U.S. dollar denominated below investment grade fixed income securities issued by U.S. or foreign issuers designed to replicate the performance of the Index.
The Master Portfolio generally invests its assets in a broadly diversified collection of fixed income securities that, in the aggregate, approximates the Index, in terms of key risk factors and other characteristics. This rules-based proprietary Index is designed to measure the performance of publicly issued U.S. dollar denominated below investment grade corporate debt securities (often called "high yield" securities or "junk bonds") issued by U.S. or foreign issuers. The Index is constructed to provide increased diversification and liquidity versus traditional high yield bond indexes. Specifically, the Index first reweights the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. The Index is then reweighted across size groupings to better align the yield and duration characteristics of the Index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, and are rated high yield (Ba1/BB+/BB+ or below) using the middle rating of Moody's, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. The Index rebalances monthly.
The Master Portfolio may invest up to 20% of its assets in instruments that are not fixed income securities, but which its portfolio managers believe are highly correlated to the Index (such as futures and other derivatives) for the purpose of managing ongoing cash flows.
Rather than purchase every security in the Index, the Master Portfolio uses an optimization process which seeks to balance the replication of index performance with the minimization of security transaction costs. Using a stratified sampling technique, securities are selected and purchased in order to construct a portfolio that exhibits characteristics and performance of the Index, without incurring the transaction costs associated with purchasing every security in the Index.
A precise duplication of the Index would mean that the net asset value ("NAV") of Master Portfolio shares, including income and capital gains, would increase or decrease in exact proportion to changes in the Index. Such an exact replication is not feasible. The Master Portfolio's ability to track the performance of the Index may be affected by, among other things, its sampling technique, transaction costs and shareholder purchases and redemptions. The Master Portfolio's portfolio managers continually monitor the performance and composition of the Index and adjust the Master Portfolio's holdings as necessary to reflect any changes to the Index.
Under normal circumstances, the Master Portfolio is expected to concentrate its investments in an industry to approximately the same extent that the Index is concentrated in such industry. The components of the Index may change over time and the Index may or may not be concentrated in an industry at any particular time.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
Passive Management Risk. A Fund that is managed with a passive investment strategy attempts to track the performance of an unmanaged index of securities, regardless of the current or projected performance of such index or of the actual securities included in the index. As a result, the Fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Calendar Year Total Returns as of 12/31 each year

Highest Quarter: 3rd Quarter 2018	+2.10%
Lowest Quarter: 4th Quarter 2018	-4.89%

Year-to-date total return as of 3/31/2019 is +7.74%

Average Annual Total Returns for the periods ended 12/31/2018
Average Annual Total Returns - (Wells Fargo High Yield Corporate Bond Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception [1]
Wells Fargo High Yield Corporate Bond Fund	Aug. 03, 2017	(2.95%)		(1.52%)
Wells Fargo High Yield Corporate Bond Fund | (after taxes on distributions)	Aug. 03, 2017	(5.33%)		(4.07%)
Wells Fargo High Yield Corporate Bond Fund | (after taxes on distributions and the sale of Fund Shares)	Aug. 03, 2017	(1.71%)		(2.20%)
Wells Fargo U.S. High Yield Bond Index (reflects no deduction for fees, expenses, or taxes)		(2.82%)		(0.91%)
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)		(2.08%)		(0.58%)
[1]	Performance Since 8/3/2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo International Government Bond Fund)
Investment Objective
The Fund seeks to replicate the total return of the Wells Fargo International Government Bond Index (the "Index"), before fees and expenses.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo International Government Bond Fund)	Wells Fargo International Government Bond Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo International Government Bond Fund)	Wells Fargo International Government Bond Fund
Management Fees	0.25%	[1]
Distribution (12b-1) Fees	none
Other Expenses	11.71%
Total Annual Fund Operating Expenses	11.96%	[2]
Fee Waivers	(11.96%)
Total Annual Fund Operating Expenses After Fee Waivers	none	[3]
[1]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[3]	The Manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date , the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo International Government Bond Fund)	1 Year	3 Years	5 Years	10 Years
Wells Fargo International Government Bond Fund | USD ($)	none	2,340	4,365	8,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 276% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a feeder fund that invests substantially all of its assets in the Wells Fargo International Government Portfolio (the "Master Portfolio"), a master portfolio with an identical investment objective that invests, under normal circumstances, at least 80% of its net assets in a portfolio of non-U.S. government fixed income securities designed to replicate the performance of the Index.
The Master Portfolio generally invests its assets in a collection of non-U.S. government fixed income securities that, in the aggregate, approximates the Index in terms of key risk factors and other characteristics. This rules-based proprietary Index measures the performance of non-U.S. government bonds that have a remaining maturity of at least one year, regardless of optionality. The Index is constructed to provide increased diversification and liquidity versus traditional non U.S. sovereign bond indexes. Specifically, the Index selects and weights securities by evaluating securities in the reference index on a country, currency and individual basis. The evaluation is intended to create a subset of the reference index by screening securities based on current and consensus expected trends in market conditions, valuations and currency trends to arrive at projections for yield curves (and hence bond returns) and currency returns. The screening process combined with return, volatility, correlation and constraint analysis determines the final Index constituency. Securities in the Index may be issued by issuers located in foreign (including both developed and emerging) markets in the Americas, Europe, the Middle East and Africa, or the Asia-Pacific region. The Index rebalances and reconstitutes quarterly. As of its most recent rebalancing, there were approximately 120 constituents included in the Index. As of the same date, the securities in the Index had an effective duration of 6.30 years and a weighted average maturity of 8.85 years.
The Master Portfolio may invest up to 20% of its assets in instruments that are not fixed income securities, but which the Master Portfolio's portfolio managers believe are highly correlated to the Index (such as futures and other derivatives) for the purpose of managing ongoing cash flows. Furthermore, in order to produce exposures that align with the Index, the Master Portfolio's portfolio managers may purchase foreign currency on a spot or forward basis to gain or hedge currency exposure and control risk.
Rather than purchase every security included in the Index, the Master Portfolio uses an optimization process which seeks to balance the replication of index performance with the minimization of security transaction costs. Using a stratified sampling technique, securities are selected and purchased in order to construct a portfolio that exhibits characteristics and performance of the Index, without incurring the transaction costs associated with purchasing every security in the Index.
A precise duplication of the Index would mean that the net asset value ("NAV") of Master Portfolio units, including income and capital gains, would increase or decrease in exact proportion to changes in the Index. Such an exact replication is not feasible. The Master Portfolio's ability to track the performance of the Index may be affected by, among other things, its sampling technique, transaction costs and shareholder purchases and redemptions. The Master Portfolio's portfolio managers continually monitor the performance and composition of the Index, and adjust the Master Portfolio's holdings as necessary to reflect any changes to the Index.
Under normal circumstances, the Master Portfolio is expected to concentrate its investments in an industry to approximately the same extent that the Index is concentrated in such industry. The components of the Index may change over time and the Index may or may not be concentrated in an industry at any particular time.
The Master Portfolio is considered to be non-diversified.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.
Passive Management Risk. A Fund that is managed with a passive investment strategy attempts to track the performance of an unmanaged index of securities, regardless of the current or projected performance of such index or of the actual securities included in the index. As a result, the Fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Calendar Year Total Returns as of 12/31 each year

Highest Quarter: 1st Quarter 2018	+3.64%
Lowest Quarter: 2nd Quarter 2018	-4.91%

Year-to-date total return as of 3/31/2019 is +1.21%

Average Annual Total Returns for the periods ended 12/31/2018
Average Annual Total Returns - (Wells Fargo International Government Bond Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception [1]
Wells Fargo International Government Bond Fund	Oct. 31, 2017	(1.45%)		0.49%
Wells Fargo International Government Bond Fund | (after taxes on distributions)	Oct. 31, 2017	(1.86%)		none
Wells Fargo International Government Bond Fund | (after taxes on distributions and the sale of Fund Shares)	Oct. 31, 2017	(0.86%)		0.17%
Wells Fargo International Government Bond Index (reflects no deduction for fees, expenses, or taxes)		(1.40%)		0.54%
Bloomberg Barclays Global Treasury ex-US Total Return Index (reflects no deduction for fees, expenses, or taxes)		(1.83%)		0.64%
[1]	Performance Since 10/31/2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo U.S. Core Bond Fund)
Investment Objective
The Fund of Funds seeks to replicate the total return of the Wells Fargo U.S. Core Bond Index (the "Index"), before fees and expenses.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo U.S. Core Bond Fund)	Wells Fargo U.S. Core Bond Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo U.S. Core Bond Fund)	Wells Fargo U.S. Core Bond Fund
Management Fees	none
Distribution (12b-1) Fees	none
Other Expenses	11.16%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	11.25%
Fee Waivers	(11.25%)
Total Annual Fund Operating Expenses After Fee Waivers	none	[1]
[1]	The Manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo U.S. Core Bond Fund)	1 Year	3 Years	5 Years	10 Years
Wells Fargo U.S. Core Bond Fund | USD ($)	none	2,217	4,166	8,067

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a fund of funds that invests substantially all of its assets in two underlying portfolios, the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio and the Wells Fargo Investment Grade Corporate Bond Portfolio (each, an "Underlying Portfolio"). The Fund's allocation to the two Underlying Portfolios will mirror the percentage weighting of the non-corporate and corporate sectors of the Index and in combination, the Fund will attempt to track the performance, liquidity and diversification characteristics of the Index. The Fund will determine its percentage allocation to each Underlying Portfolio by the percentage allocation to non-corporate credit holdings within the Index. The Fund attempts to match that percentage via its holding in the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio and invests the remainder in the Wells Fargo Investment Grade Corporate Bond Portfolio.
The Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio invests in a broadly diversified collection of fixed income securities that, in the aggregate, approximates the Bloomberg Barclays US Aggregate ex-Corporate Index in terms of key risk factors and other characteristics. This custom index includes investment-grade U.S. Treasury bonds, government-related bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.
The Wells Fargo Investment Grade Corporate Bond Portfolio generally invests its assets in a broadly diversified collection of fixed income securities that, in the aggregate, approximates the Wells Fargo U.S. Investment Grade Corporate Bond Index. This rules-based proprietary index is designed to measure the performance of publicly issued U.S. dollar denominated investment grade, fixed rate corporate bonds that have a remaining maturity of at least one year, regardless of optionality. This proprietary index is constructed to provide increased diversification and liquidity versus traditional passive corporate credit indexes.
Investment grade is defined as a security being rated Baa3/BBB- or higher by at least two of the following ratings agencies: Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC. If only two of the three agencies rate the security, both must be investment grade. If only one of the three agencies rates a security, the rating must be investment grade.
A precise duplication of the Index would mean that the net asset value ("NAV") of Fund shares, including income and capital gains, would increase or decrease in exact proportion to changes in the Index. Such an exact replication is not feasible. Our ability to track the performance of the index may be affected by, among other things, our sampling technique, transaction costs and shareholder purchases and redemptions. We continually monitor the performance and composition of the indexes and adjust the Fund's portfolio as necessary to reflect any changes to the Index.
Under normal circumstances, each Underlying Portfolio is expected to concentrate its investments in an industry to approximately the same extent that the index it tracks is concentrated in such industry. The components of an index may change over time and the index may or may not be concentrated in an industry at any particular time.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
Passive Management Risk. A Fund that is managed with a passive investment strategy attempts to track the performance of an unmanaged index of securities, regardless of the current or projected performance of such index or of the actual securities included in the index. As a result, the Fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Calendar Year Total Returns as of 12/31 each year

Highest Quarter: 4th Quarter 2018	+1.68%
Lowest Quarter: 1st Quarter 2018	-1.39%

Year-to-date total return as of 3/31/2019 is +2.92%

Average Annual Total Returns for the periods ended 12/31/2018
Average Annual Total Returns - (Wells Fargo U.S. Core Bond Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception [1]
Wells Fargo U.S. Core Bond Fund	Aug. 03, 2017	0.18%		0.26%
Wells Fargo U.S. Core Bond Fund | (after taxes on distributions)	Aug. 03, 2017	(0.94%)		(0.99%)
Wells Fargo U.S. Core Bond Fund | (after taxes on distributions and the sale of Fund Shares)	Aug. 03, 2017	0.10%		(0.34%)
Wells Fargo U.S. Core Bond Index (reflects no deduction for fees, expenses, or taxes)		none		0.29%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		0.01%		0.32%
[1]	Performance Since 8/3/2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.